Financial Income and Costs - Summary of Details of Financial Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Interest income	₩ 282,704	₩ 244,796	₩ 93,078
Gain on foreign currency transactions	24,596	17,175	79,653
Gain on foreign currency translation	17,979	3,691	225,580
Gain on settlement of derivatives	9,016	27,950
Gain on valuation of derivatives	77,353	66,305	57
Others	12,747	14,326	7,960
Total	₩ 424,395	₩ 374,243	₩ 406,328